Site Closure and Reclamation Provision (Narrative) (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Site closure and reclamation provisions	$ 303,600	$ 303,600	$ 263,600
Site closure and reclamation provisions, expected undiscounted future cash flow	$ 508,200
Expected inflation rate	3.00%
Thor Lake [Member]
Statement [Line Items]
Site closure and reclamation provisions	$ 250,000
Separation Rapids [Member]
Statement [Line Items]
Site closure and reclamation provisions	40,000
Warren Township [Member]
Statement [Line Items]
Site closure and reclamation provisions	$ 13,600